Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash		$ 77	$ 92
Derivative financial instruments (see Note 21)		573	1,008
Note receivables		31	46
Other current financial assets	$ 34	681	1,146
Brazilian reais [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash		74	89
Chilean peso [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Current restricted cash		$ 3	$ 3